Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	21,807,438
Maximum Aggregate Offering Price	$ 1,654,667,472.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 228,509.58
Offering Note	1.a. This registration statement relates to the registration of the estimated maximum number of shares of common stock, par value $0.01 per share, of the registrant Somnigroup International Inc. ("Somnigroup" and such common stock, "Somnigroup Common Stock") issuable upon completion of the merger of Sparrow Unity Corporation, a direct and wholly owned subsidiary of Somnigroup ("Merger Sub"), with Leggett & Platt, Incorporated ("Leggett & Platt" and such merger, the "Merger"), with Leggett & Platt surviving the Merger as the direct, wholly owned subsidiary of Somnigroup, described in the joint proxy statement/prospectus contained in this registration statement. 1.b. Represents the maximum number of shares of Somnigroup Common Stock estimated to be issuable upon the effective time of the Merger. The number of shares of Somnigroup Common Stock being registered is equal to the product obtained by multiplying (a) 149,879,300 shares of common stock of Leggett & Platt, par value $0.01 per share ("Leggett & Platt Common Stock"), by (b) the exchange ratio in the Merger of 0.1455. The number of shares of Leggett & Platt Common Stock set forth in clause (a) of the prior sentence is equal to the sum of (w) 136,561,280 shares of Leggett & Platt Common Stock outstanding as of June 18, 2026, plus (x) 4,728,847 shares of Leggett & Platt Common Stock subject to Leggett & Platt restricted stock units and Leggett & Platt performance stock units outstanding as of June 18, 2026, plus (y) 279,342 shares of Leggett & Platt Common Stock subject to Leggett & Platt options outstanding as of June 18, 2026, plus (z) 8,309,831 shares of Leggett & Platt Common Stock that may be issued under the Leggett & Platt equity plans prior to the effective time of the Merger. 1.c. Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated under the Securities Act. The proposed maximum aggregate offering price is solely for the purposes of calculating the registration fee and was calculated based upon the market value of shares of Leggett & Platt Common Stock (the securities to be cancelled in the Merger) in accordance with Rule 457(c) under the Securities Act as follows: the product of (a) $11.04, the average of the high and low prices per share of Leggett & Platt Common Stock on June 18, 2026, as quoted on the New York Stock Exchange, and (b) 149,879,300, the estimated maximum number of shares of Leggett & Platt Common Stock that may be exchanged for the shares of Somnigroup Common Stock being registered.